Trade And Other Payables	12 Months Ended
Dec. 31, 2020
Trade and other payables [Abstract]
Trade & other payables

NOTE 18: TRADE & OTHER PAYABLES

Trade and other payables as of December 31, 2020 and 2019, consist of the following:

	December 31, 2020	December 31, 2019
Trade payables	15,365	12,855
Accrued expenses	31,975	12,478
Tax payable	7,676	7,887
Other payable	1,060	336
Professional fees payable	880	553
Deferred lease revenue	1,933	2,253
Total	58,889	36,362